Financial instruments (Parenthetical) (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Term deposit One [member]
Financial instruments [Line Items]
Assets Pledged as Collateral	$ 0	$ 1,870